UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22746

American Funds Inflation Linked Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Steven I. Koszalka

American Funds Inflation Linked Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Inflation Linked Bond Fund®

Investment portfolio

February 28, 2018

unaudited

Bonds, notes & other debt instruments 99.03% U.S. Treasury bonds & notes 92.82% U.S. Treasury inflation-protected securities 90.20%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 20181,2	$7,039	$7,076
U.S. Treasury Inflation-Protected Security 1.875% 20192	31,405	32,360
U.S. Treasury Inflation-Protected Security 1.375% 20202	29,641	30,351
U.S. Treasury Inflation-Protected Security 0.125% 20212	30,165	29,897
U.S. Treasury Inflation-Protected Security 0.625% 20211,2	103,913	105,126
U.S. Treasury Inflation-Protected Security 1.125% 20212	39,444	40,379
U.S. Treasury Inflation-Protected Security 0.125% 20222	335,943	330,710
U.S. Treasury Inflation-Protected Security 0.125% 20222	104,129	102,881
U.S. Treasury Inflation-Protected Security 0.125% 20222	33,126	32,752
U.S. Treasury Inflation-Protected Security 0.125% 20232	31,988	31,393
U.S. Treasury Inflation-Protected Security 0.375% 20232	28,602	28,453
U.S. Treasury Inflation-Protected Security 0.125% 20242	297,355	289,324
U.S. Treasury Inflation-Protected Security 0.625% 20242	101,431	101,688
U.S. Treasury Inflation-Protected Security 0.25% 20252	258,235	251,270
U.S. Treasury Inflation-Protected Security 0.375% 20252	406,788	399,404
U.S. Treasury Inflation-Protected Security 2.375% 20252	30,670	34,248
U.S. Treasury Inflation-Protected Security 0.125% 20262	129,588	123,756
U.S. Treasury Inflation-Protected Security 0.625% 20262	170,674	169,737
U.S. Treasury Inflation-Protected Security 2.00% 20262	129,178	142,044
U.S. Treasury Inflation-Protected Security 0.375% 20272	205,135	198,694
U.S. Treasury Inflation-Protected Security 0.375% 20272	39,305	38,101
U.S. Treasury Inflation-Protected Security 2.375% 20272	186,060	212,366
U.S. Treasury Inflation-Protected Security 0.50% 20282	382,450	317,161
U.S. Treasury Inflation-Protected Security 1.75% 20282	71,783	78,581
U.S. Treasury Inflation-Protected Security 2.50% 20292	2,297	2,711
U.S. Treasury Inflation-Protected Security 2.125% 20402	51,327	63,925
U.S. Treasury Inflation-Protected Security 2.125% 20412	48,970	61,321
U.S. Treasury Inflation-Protected Security 0.75% 20422	54,551	52,220
U.S. Treasury Inflation-Protected Security 0.625% 20432	10,723	9,930
U.S. Treasury Inflation-Protected Security 1.375% 20442	68,863	75,269
U.S. Treasury Inflation-Protected Security 0.75% 20452	117,255	110,936
U.S. Treasury Inflation-Protected Security 1.00% 20462	48,740	48,974
U.S. Treasury Inflation-Protected Security 0.875% 20472	234,588	228,109
U.S. Treasury Inflation-Protected Security 1.00% 20482	35,596	31,133
		3,812,280
U.S. Treasury 2.62%
U.S. Treasury 1.875% 2019	1,000	994
U.S. Treasury 2.625% 2023	110,000	109,880
		110,874
Total U.S. Treasury bonds & notes		3,923,154

American Funds Inflation Linked Bond Fund — Page 1 of 8

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes 3.19% Energy 1.40%	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 5.40% 2047	$13,155	$12,909
Kinder Morgan, Inc. 5.20% 2048	8,630	8,700
MPLX LP 4.00% 2028	2,430	2,393
MPLX LP 4.70% 2048	10,000	9,666
Petróleos Mexicanos 5.375% 20223	3,765	3,944
Petróleos Mexicanos 7.47% 2026	MXN30	1
Petróleos Mexicanos 6.35% 20483	$3,940	3,851
Phillips 66 4.875% 2044	15,000	15,781
Sabine Pass Liquefaction, LLC 4.20% 2028	2,225	2,183
		59,428
Financials 0.60%
American Express Co. (3-month USD-LIBOR + 0.59%) 2.494% 20184	300	300
Bank of America Corp. 3.97% 2029	25,000	24,959
		25,259
Telecommunication services 0.33%
AT&T Inc. 5.15% 2050	6,930	6,943
Verizon Communications Inc. 4.50% 2033	7,000	7,049
		13,992
Utilities 0.33%
FirstEnergy Corp. 3.90% 2027	4,725	4,675
FirstEnergy Corp. 4.85% 2047	4,890	5,160
Great Plains Energy Inc. 4.20% 2048	2,425	2,450
Mississippi Power Co. 4.25% 2042	1,660	1,564
		13,849
Health care 0.27%
Becton, Dickinson and Co. 3.70% 2027	11,810	11,316
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 1.888% 20184	300	300
		11,616
Consumer staples 0.23%
British American Tobacco PLC 4.54% 20473	10,000	9,765
Consumer discretionary 0.03%
Newell Rubbermaid Inc. 3.85% 2023	1,190	1,186
Total corporate bonds & notes		135,095
Bonds & notes of governments & government agencies outside the U.S. 2.59%
Colombia (Republic of) 5.00% 2045	600	598
European Stability Mechanism 2.125% 20223	40,000	38,819
Japan, Series 18, 0.10% 20242	¥2,220,950	21,815
Japan, Series 20, 0.10% 20252	4,279,750	42,218
South Africa (Republic of), Series R-197, 5.50% 20232	ZAR696	70
Uruguay (Oriental Republic of) 8.50% 2028	UYU172,200	5,819
		109,339

American Funds Inflation Linked Bond Fund — Page 2 of 8

unaudited

Bonds, notes & other debt instruments Municipals 0.28% California 0.28%	Principal amount (000)	Value (000)
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2031	$1,000	$1,159
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2032	2,140	2,472
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2033	2,250	2,588
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2034	2,365	2,709
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2035	2,485	2,836
Total municipals		11,764
Asset-backed obligations 0.15%
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.245% 20234,5	4,494	4,602
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.021% 20254,5	1,625	1,615
		6,217
Total bonds, notes & other debt instruments (cost: $4,228,414,000)		4,185,569
Short-term securities 0.70%
Federal Home Loan Bank 1.33% due 3/6/2018	29,700	29,694
Total short-term securities (cost: $29,694,000)		29,694
Total investment securities 99.73% (cost: $4,258,108,000)		4,215,263
Other assets less liabilities 0.27%		11,509
Net assets 100.00%		$4,226,772

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount6 (000)	Value at 2/28/20187 (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
30 Day Federal Funds Futures	Long	4,650	April 2018	$1,937,655	$1,905,490	$(107)
10 Year Ultra U.S. Treasury Note Futures	Long	1,075	June 2018	107,500	137,667	286
10 Year U.S. Treasury Note Futures	Long	416	June 2018	41,600	49,940	118
20 Year U.S. Treasury Bond Futures	Short	25	June 2018	(2,500)	(3,586)	(3)
30 Year Ultra U.S. Treasury Bond Futures	Short	2,915	June 2018	(291,500)	(454,376)	(2,219)
5 Year U.S. Treasury Note Futures	Long	4,405	July 2018	440,500	501,860	(650)
90 Day Euro Dollar Futures	Long	4,755	December 2018	1,188,750	1,158,675	(3,574)
90 Day Euro Dollar Futures	Short	4,755	December 2019	(1,188,750)	(1,154,871)	7,064
						$915

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 2/28/2018 (000)
Purchases (000)	Sales (000)
USD16,246	CAD20,300	JPMorgan Chase	3/7/2018	$425
USD8,864	AUD11,200	Bank of America, N.A.	3/7/2018	165
CAD26,335	USD21,000	Goldman Sachs	3/8/2018	(475)

American Funds Inflation Linked Bond Fund — Page 3 of 8

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 2/28/2018 (000)
Purchases (000)	Sales (000)
USD15,314	KRW16,369,550	JPMorgan Chase	3/9/2018	$197
USD2,918	KRW3,120,000	Bank of America, N.A.	3/9/2018	36
GBP15,038	EUR17,000	Citibank	3/9/2018	(43)
EUR17,324	GBP15,175	HSBC Bank	3/12/2018	253
USD12,241	AUD15,700	Barclays Bank PLC	3/12/2018	47
MXN109,932	USD5,900	Citibank	3/15/2018	(83)
USD38,151	EUR30,650	Bank of America, N.A.	3/16/2018	711
USD19,599	GBP14,000	JPMorgan Chase	3/16/2018	311
USD16,617	MXN310,000	HSBC Bank	3/16/2018	216
USD4,567	JPY488,000	JPMorgan Chase	3/16/2018	(12)
USD2,380	SEK19,175	Bank of America, N.A.	3/19/2018	62
USD15,202	SEK122,800	Goldman Sachs	3/22/2018	357
USD17,059	EUR13,800	UBS AG	3/22/2018	193
USD12,046	JPY1,290,000	HSBC Bank	3/22/2018	(64)
CAD64,104	USD50,756	Goldman Sachs	3/22/2018	(777)
JPY2,273,430	USD21,150	Citibank	3/23/2018	194
JPY2,110,000	USD19,619	Bank of America, N.A.	3/23/2018	191
USD11,035	CAD13,975	Citibank	3/23/2018	139
USD2,652	JPY285,000	Citibank	3/23/2018	(24)
				$2,019

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
1.2975%	3-month Canada BA	7/5/2018	C$956,439	$(1,068)	$—	$(1,068)
1.54375%	3-month Canada BA	9/1/2018	530,000	(471)	—	(471)
1.76625%	3-month Canada BA	9/25/2018	322,350	(21)	—	(21)
1.8975%	U.S. EFFR	9/26/2018	$3,091,200	—	—	—
1.7725%	3-month Canada BA	9/26/2018	C$322,650	(13)	—	(13)
1.886%	U.S. EFFR	9/26/2018	$3,539,600	(88)	—	(88)
1.882%	U.S. EFFR	9/26/2018	3,539,600	(110)	—	(110)
1.8775%	U.S. EFFR	9/26/2018	3,539,600	(134)	—	(134)
7.49%	28-day MXN-TIIE	1/21/2019	MXN3,040,000	(707)	—	(707)
7.46%	28-day MXN-TIIE	1/24/2019	1,725,000	(428)	—	(428)
(0.294)%	EONIA	1/30/2019	€6,479,100	255	—	255
(0.3015)%	EONIA	1/30/2019	6,442,100	185	—	185
(0.309)%	EONIA	1/30/2019	6,400,000	115	—	115
1.32625%	U.S. EFFR	4/5/2019	$193,500	(1,313)	—	(1,313)
7.51%	28-day MXN-TIIE	5/30/2019	MXN1,454,000	(395)	—	(395)
(0.223)%	EONIA	2/1/2020	€207,000	153	—	153
(0.122)%	6-month EURIBOR	2/1/2020	207,000	66	—	66
(0.2305)%	EONIA	2/2/2020	408,000	176	—	176
1.997%	U.S. EFFR	2/13/2020	$267,500	(769)	—	(769)
1.989%	U.S. EFFR	2/13/2020	267,500	(810)	—	(810)
2.005%	U.S. EFFR	2/14/2020	606,000	(1,657)	—	(1,657)
7.14%	28-day MXN-TIIE	4/29/2020	MXN1,633,150	(1,106)	—	(1,106)
6.78%	28-day MXN-TIIE	7/6/2020	777,690	(869)	—	(869)

American Funds Inflation Linked Bond Fund — Page 4 of 8

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
6.99%	28-day MXN-TIIE	6/17/2022	MXN480,000	$(620)	$—	$(620)
2.80%	3-month USD-LIBOR	9/2/2022	$280,000	(583)	—	(583)
2.75%	3-month USD-LIBOR	9/2/2022	280,000	(840)	—	(840)
1.9275%	U.S. EFFR	12/6/2022	585,000	(11,768)	—	(11,768)
2.7365%	3-month USD-LIBOR	2/20/2023	178,000	(99)	—	(99)
1.5675%	3-month USD-LIBOR	8/17/2023	270,000	(6,548)	—	(6,548)
2.319%	3-month USD-LIBOR	6/15/2025	340,000	(9,411)	—	(9,411)
2.344%	3-month USD-LIBOR	9/25/2025	449,000	(11,998)	—	(11,998)
6-month JPY-LIBOR	0.228%	2/8/2026	¥4,250,000	54	—	54
3-month USD-LIBOR	1.567%	10/24/2026	$35,000	3,490	—	3,490
28-day MXN-TIIE	8.11%	1/11/2027	MXN800,000	(655)	—	(655)
28-day MXN-TIIE	8.135%	1/14/2027	453,000	(410)	—	(410)
3-month SEK-STIBOR	1.125%	4/28/2027	SKr505,000	501	—	501
0.8153%	6-month EURIBOR	4/28/2027	€53,000	(1,095)	—	(1,095)
28-day MXN-TIIE	7.625%	5/20/2027	MXN385,000	372	—	372
3-month SEK-STIBOR	1.215%	8/21/2027	SKr220,000	95	—	95
0.8518%	6-month EURIBOR	8/21/2027	€23,000	(477)	—	(477)
U.S. EFFR	2.045%	11/2/2027	$290,000	11,110	—	11,110
3-month USD-LIBOR	2.31613%	11/17/2027	78,700	3,770	—	3,770
2.925%	3-month USD-LIBOR	2/1/2028	56,200	(226)	—	(226)
2.91%	3-month USD-LIBOR	2/1/2028	70,300	(326)	—	(326)
2.908%	3-month USD-LIBOR	2/1/2028	70,300	(332)	—	(332)
2.92%	3-month USD-LIBOR	2/2/2028	53,200	(225)	—	(225)
3-month USD-LIBOR	2.494%	6/15/2030	180,000	7,773	—	7,773
3-month USD-LIBOR	2.97125%	9/2/2030	57,050	218	—	218
3-month USD-LIBOR	3.005%	9/2/2030	57,050	59	—	59
3-month USD-LIBOR	2.507%	9/25/2030	239,000	10,109	—	10,109
3-month USD-LIBOR	1.83%	8/17/2031	58,000	5,652	—	5,652
3-month USD-LIBOR	2.9625%	2/1/2038	42,100	354	—	354
3-month USD-LIBOR	2.963%	2/1/2038	42,200	354	—	354
3-month USD-LIBOR	2.986%	2/1/2038	33,900	231	—	231
3-month USD-LIBOR	2.967%	2/2/2038	32,800	266	—	266
3-month USD-LIBOR	2.8705%	2/8/2048	79,000	1,255	—	1,255
3-month USD-LIBOR	2.96%	2/15/2048	20,000	(55)	—	(55)
3-month USD-LIBOR	2.9825%	2/20/2048	40,500	(300)	—	(300)
					$—	$(9,314)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
CDX.NA.IG.27	1.00%/Quarterly	12/20/2021	$165,000	$(3,313)	$(1,615)	$(1,698)
CDX.NA.IG.28	1.00%/Quarterly	6/20/2022	335,000	(6,379)	(6,100)	(279)
CDX.NA.IG.29	1.00%/Quarterly	12/20/2022	165,000	(3,224)	(3,415)	191
					$(11,130)	$(1,786)

American Funds Inflation Linked Bond Fund — Page 5 of 8

unaudited

1	A portion of this security was pledged as collateral. The total value of pledged collateral was $55,232,000, which represented 1.31% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $56,379,000, which represented 1.33% of the net assets of the fund.
4	Coupon rate may change periodically.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Notional amount is calculated based on the number of contracts and notional contract size.
7	Value is calculated based on the notional amount and current market price.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $2,807,655,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $293,543,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $32,107,299,000 and $421,667,000, respectively.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to

American Funds Inflation Linked Bond Fund — Page 6 of 8

unaudited

consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,923,154	$—	$3,923,154
Corporate bonds & notes	—	135,095	—	135,095
Bonds & notes of governments & government agencies outside the U.S.	—	109,339	—	109,339
Municipals	—	11,764	—	11,764
Asset-backed obligations	—	6,217	—	6,217
Short-term securities	—	29,694	—	29,694
Total	$—	$4,215,263	$—	$4,215,263

American Funds Inflation Linked Bond Fund — Page 7 of 8

unaudited

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,468	$—	$—	$7,468
Unrealized appreciation on open forward currency contracts	—	3,497	—	3,497
Unrealized appreciation on interest rate swaps	—	46,613	—	46,613
Unrealized appreciation on credit default swaps	—	191	—	191
Liabilities:
Unrealized depreciation on futures contracts	(6,553)	—	—	(6,553)
Unrealized depreciation on open forward currency contracts	—	(1,478)	—	(1,478)
Unrealized depreciation on interest rate swaps	—	(55,927)	—	(55,927)
Unrealized depreciation on credit default swaps	—	(1,977)	—	(1,977)
Total	$915	$(9,081)	$—	$(8,166)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
AUD = Australian dollars
BA = Banker’s acceptances
CAD/C$ = Canadian dollars
EFFR = Federal Funds Effective Rate
EONIA = Euro Overnight Index Average
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SEK/SKr = Swedish kronor
STIBOR = Stockholm Interbank Offered Rate
TIIE = Equilibrium Interbank Interest Rate
USD/$ = U.S. dollars
UYU = Uruguayan pesos
ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-060-0418O-S60593	American Funds Inflation Linked Bond Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INFLATION LINKED BOND FUND

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: April 27, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 27, 2018